SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Total derivatives	$ 9	$ 0
Other Accounts Receivable and Prepaid Expenses [Member]
ASSETS
Derivatives not designated as hedging	$ 9	$ 0